(ICON)

Prudential
Utility
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1997

(LOGO)

Prudential Utility Fund, Inc.

Performance At A Glance.

Powered by our foreign holdings and U.S.
electric utilities, the
Prudential Utility Fund once again beat the average utility fund, as measured by Lipper Analytical
Services. In addition, each
share class has performed well over longer periods, beating the
Lipper average over the past five- and 10-year periods and since inception.

                              One       Five
Ten         Since
                              Year      Years
Years      Inception2
Class A                      27.77%    110.09%
N/A         176.59%
Class B                      26.80     102.31
313.36%      1218.51
Class C                      26.80       N/A
N/A          79.71
Class Z                      28.15       N/A
N/A          53.92
Lipper Utility Fund Avg3      26.01     87.48
274.21         ***

Average Annual Total Returns1
As of 12/31/97
                              One       Five
Ten         Since
                              Year      Years
Years      Inception2
Class A                      21.38%     14.82%
N/A          12.94%
Class B                      21.80      15.02
15.25%        17.04
Class C                      25.80       N/A
N/A          18.72
Class Z                      28.15       N/A
N/A          26.50

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Fund charges a maximum
front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase.
Class Z
shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Class A: 1/22/90; Class B:
8/10/81;
Class C: 8/1/94; and Class Z: 3/1/96.

3 Lipper average returns are for 191 funds for one year, 30
funds for five years, and eight funds for 10 years.

*** Lipper Since Inception returns are: Class
A, 158.03%; Class
B, 777.23%; Class C, 69.08%; and Class Z,
37.21%; for all funds
in each share class.

How Investments Compared.
   (As of 12/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but,
historically, their returns
have been generally among the lowest of the major investment categories.

David A. Kiefer, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Utility Fund invests in stocks of utility companies, primarily electric, natural gas, gas pipeline, telephone and telecommunications, water and cable companies, both in the U.S.
and abroad. Utility investments can be
affected by government
regulations, the price of fuel, environmental factors, and interest rates. Foreign investments are subject to additional risks including currency, political and social risks, and potential illiquidity. There can be no assurance that the
Fund will achieve its investment objective.

Strategy Session.
Unleashing Competition.

Historically, utilities have been treated as natural monopolies.
Unfortunately, whether the supplier was the government or a private company, the lack of competition meant there was little pressure for reducing costs or improving service.
Competition has finally arrived.
Seeing it coming, we had bought both companies that would win in a competitive world and those whose prices had been driven even below fair value by unfavorable investor sentiment.
In 1997, this strategy
was successful.

Electrics. In 1997, several states developed very reasonable plans to move the industry into a competitive world. By cutting utility rates now and freezing them during a transition, the states have preserved the industry's high cash flow and allowed the utilities to shrink their balance sheets to prepare for competition by paying down debt and buying back stock. We are focusing on companies whose managements have been using this cash responsibly.

Natural gas. The natural gas industry has essentially completed its restructuring. Good companies are generating strong profits and have acquired management expertise about running competitive utilities. This makes them attractive takeover targets.

International. We continue to find attractive opportunities overseas.
We have minimal exposure to Asia.

Our Style

The Prudential Utility Fund is a bit different from other utility funds. We look for total return -- both current income and capital appreciation. We are diversified broadly across electric, telephone, natural gas, and international utilities.

     Portfolio Composition.
Sectors expressed as a percentage of
  total net assets as of 12/31/97.
          (PIE CHART)

What Went Well.

Global Scope.

We had excellent returns on our investments in Telefonos de
Mexico and the Brazilian company Telebras. We still have a fairly large foreign component in our portfolio, but virtually no Asian exposure. Most of our foreign stocks are in Canada or
Europe. We are still looking aggressively for overseas opportunities, although our foreign exposure is less than it was a year ago
(21% vs. 26%).

We took some profits on Telebras early in the year and sold our shares in Telecom Italia and ENDESA
(a Spanish
company), locking in 41% and 20% gains,
respectively, for
the portions of the year we held them. They had done well for us over the years and we sold at the right time.

Deregulation Gains.

Edison International (up 42%) benefited from a restructuring agreement arrived at in 1996. In the fourth quarter of this year, our return received a strong assist from several additional electric utilities, which we had bought inexpensively because they had regulatory controversies outstanding. When those issues were resolved, the stocks rose very sharply in response: Rochester
Gas & Electric (up 92% for the year), Eastern
Utilities Associates
(up 65%), New York State Electric & Gas (up
75%) and Unicom (up 21%).

And Not So Well.
Sorry, Wrong Number.
We could have done better if we had owned more
U.S. telephone
companies: They turned in 30% to 65% gains in 1997. Nonetheless, we continue to be pessimistic about them. We prefer to buy in an industry where earnings already have survived a first encounter with a free market, such as natural gas, or where the competition won't be so fierce. The telephone companies are trading at historically high price to earnings ratios. We think the risk of the market reacting and even over-reacting to competition-caused earning disappointments is too great.

Blame It On El Nino.
In 1997, El Nino produced a warm winter, which lowered demand for natural gas and, in turn, weakened the stock prices of natural gas utilities.We believe the worst is over for these stocks.

Five Largest Holdings.

3.7%   Duke Energy Co.
       Electric Power

3.5%   Columbia Gas
       System, Inc.
       Gas Pipelines

3.5%   Coastal Corp.
       Gas Pipelines

3.4%   Williams Cos., Inc.
       Gas Pipelines

3.1%   Sonat, Inc.
       Oil & Gas

Expressed as a percentage of net assetsas of 12/31/97.


Looking Ahead.

After the highest three-year climb ever for the S&P 500, the stock market in general may be due for a rest, and the performance of utilities compared to other sectors should improve. What's more, utilities' large and reliable dividend levels should be more attractive in comparison.

Where Are Utility Stocks Headed in 1998?

Fund Manager David A. Kiefer believes
utilities should do fairly well
in the months to come.

Q. Utility stocks shot up in the last two months of 1997. What happened?

A. Funds flowed into utility stocks during the fourth quarter, in part as a reaction to market turmoil in Asia.
Investors looked for companies
with domestically-based earnings.

Q. Does that mean that utility stocks will fall back?

A. Not necessarily. The dividend yield on utility stocks is high compared to other sectors. Utilities traditionally have less volatile earnings than companies in other sectors. That means that utility stocks are very attractive as a defensive investment in a volatile market. If the U.S. economy slows, utilities could look even better.

Q. Will the utility sector become more like other sectors?

A. The utility sector always will have some special qualities. It will have some firms operating completely regulated businesses through a distribution infrastructure.
Moreover,
consumer demand for utility services tends to vary less with the business cycle than for other products and services. But it will be increasingly necessary to be careful what stocks you buy. Parts of the utility sector will become more like other sectors, but not completely like them.

Q. If we have an economic slowdown, will the utility industry be shielded from its effects?

A. Utilities provide essential services, and consumer spending on them doesn't vary much. It may still be the best sector to be in when the economy slows, but once it is restructured, it will be less buffered than it is now. Our experience focusing on total return will be an advantage.

(PICTURE)      David A. Kiefer

President's Letter
February 2, 1998

                          Investing Smart.

Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial
Professional to update your investment
strategy and retirement plan.
A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

--    Revised Capital Gains Tax Rates &
Exclusions. Long-term rates
are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home
(perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education.
The new law also
creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing
traditional IRAs have been
extensively revised. Deductibility and
contribution limits have
been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential Financial
Professional and get
a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of December 31, 1997   PRUDENTIAL UTILITY
FUND, INC.
----------------------------------------------
--------------

Shares      Description
Value (Note 1)
----------------------------------------------
--------------
LONG-TERM INVESTMENTS--95.1%
COMMON STOCKS--92.1%
----------------------------------------------
--------------
Electrical Power--40.3%
  546,000   AES Corp. (a)
$    25,457,250
1,045,400   Boston Edison Co.
39,594,525
  981,300   Central Louisiana Electric
               Company, Inc.
31,769,588
1,179,500   Central Maine Power Co.
17,987,375
2,432,685   CINergy Corporation
93,202,244
2,300,000   CMS Energy Corporation
101,343,750
  948,202   Companhia Energetica de Minas
               Gerais-Cemig (ADR) (Brazil)
41,131,106
1,000,000   DPL, Inc.
28,750,000
3,185,111   Duke Energy Co.
176,375,522
  803,100   Eastern Utilities Associates
21,081,375
4,015,000   Edison International
109,157,812
   83,540   El Paso Electric Co. (a)
610,886
1,282,900   Entergy Corp.
38,406,819
   20,000   Evn Energie - Versorgung
               Niederoesterreich AG (Austria)
2,642,219
3,050,000   FirstEnergy Corp.
88,450,000
6,000,000   Iberdrola (Spain)
78,960,317
2,798,500   Illinova Corp.
75,384,594
2,175,300   Long Island Lighting Co.
65,530,912
7,250,000   National Power PLC (United
               Kingdom)
71,729,181
  906,800   New Century Energies, Inc.
43,469,725
3,107,700   New York State Electric & Gas
               Corp.
110,323,350
6,475,600   Niagara Mohawk Power Corp. (a)
67,993,800
  967,000   NIPSCO Industries, Inc.
47,806,063
9,061,400   Northeast Utilities Co.
107,037,787
1,978,600   PECO Energy Co.
47,981,050
2,003,400   Pinnacle West Capital Corp.
84,894,075
2,557,000   Public Service Company of New
               Mexico
60,568,938
1,670,800   Rochester Gas & Electric Corp.
56,807,200
1,928,367   Texas Utilities Co.
80,147,753
1,720,740   Tuscon Electric Power Co. (a)
31,188,413
2,511,800   Unicom Corp.
77,237,850

---------------

1,923,021,479
Gas Distribution--8.4%
  283,650   Bay State Gas Co.
$    10,530,506
3,938,104   British Gas PLC (ADR) (United
               Kingdom)
89,345,734
  500,000   Energen Corp.
19,875,000
  783,600   MCN Corporation
31,637,850
  810,600   NICOR Inc.
34,197,188
3,144,300   Pacific Enterprises
118,304,287
  117,600   Providence Energy Corp.
2,565,150
1,880,400   Questar Corp.
83,912,850
  205,400   Southwest Gas Corporation
3,838,413
  161,150   Yankee Energy System, Inc.
4,300,691

---------------

398,507,669
----------------------------------------------
--------------
Gas Pipelines--19.3%
2,709,275   Coastal Corp.
167,805,720
2,150,000   Columbia Gas System, Inc.
168,909,375
  407,200   Consolidated Natural Gas Co.
24,635,600
  237,700   Eastern Enterprises, Inc.
10,696,500
1,299,100   El Paso Natural Gas Co.
86,390,150
  909,900   Enron Corp.
37,817,719
1,500,000   Equitable Resources, Inc.
53,062,500
  690,300   KN Energy, Inc.
37,276,200
4,500,000   TransCanada Pipelines, Ltd.
               (Canada)
100,451,349
2,200,000   Westcoast Energy, Inc. (Canada)
50,600,000
1,056,200   Western Gas Resources, Inc.
23,368,425
5,647,022   Williams Cos., Inc.
160,234,249

---------------

921,247,787
----------------------------------------------
--------------
Manufacturing--1.5%
  955,400   RWE AG (Germany)
51,264,200
   36,350   Viag AG (Germany)
19,585,282

---------------

70,849,482
----------------------------------------------
--------------
Media--0.2%
1,135,971   Ascent Entertainment Group, Inc.
               (a)
11,785,699

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments
as of December 31, 1997   PRUDENTIAL UTILITY
FUND, INC.
----------------------------------------------
--------------

Shares      Description
Value (Note 1)
----------------------------------------------
--------------
Oil & Gas--3.7%
1,000,000   Alberta Energy Co., Ltd. (Canada)
$    19,375,000
  375,000   RAO Gazprom (ADR) (Russia)
9,046,875
3,248,800   Sonat, Inc.
148,632,600

---------------

177,054,475
----------------------------------------------
--------------
Oil & Gas Exploration/Production--1.8%
4,906,830   EEX Corporation
44,468,147
  700,000   Oryx Energy Co.(a)
17,850,000
  814,800   Pioneer Natural Resources Co.
23,578,275

---------------

85,896,422
----------------------------------------------
--------------
Realty Investment Trust--1.8%
   89,580   Crescent Operating, Inc. (a)
2,194,710
  895,800   Crescent Real Estate Equities,
               Inc.
35,272,125
  969,900   Equity Residential Property Trust
49,040,569

---------------

86,507,404
----------------------------------------------
--------------
Telecommunications--15.1%
1,052,200   AT&T Corp.
64,447,250
1,939,600   BCE, Inc. (Canada)
64,612,925
2,414,000   Comsat Corp.
58,539,500
2,707,600   Frontier Corporation
65,151,625
3,200,000   Hellenic Telecommunication
               Organization S.A. (GDR)
               (Greece)
33,600,000
1,005,000   Millicom International Cellular S.
               A. (Luxembourg) (a)
37,813,125
1,169,200   Southern New England
               Telecommunications Corp.
58,825,375
1,000,000   Sprint Corp.
58,625,000
1,991,700   Tele Danmark (ADR) (Denmark)
61,369,256
  371,400   Telebras (ADR) (Brazil)
43,244,887
  800,000   Telefonica de Espana, S.A. (ADR)
               (Spain)
72,850,000
1,441,500   Telefonica del Peru, S.A. (ADR)
               (Peru)
33,604,969
1,211,500   Telefonos de Mexico, S.A. (ADR)
               (Mexico)
67,919,719
   11,000   U.S. West, Inc. (a)
496,375

---------------

721,100,006

---------------
            Total common stocks
               (cost $2,706,264,793)
4,395,970,423

---------------
PREFERRED STOCKS--1.6%
----------------------------------------------
--------------
Natural Gas--0.2%
  359,100   Enron Corp., 6.25%
$     7,406,438
----------------------------------------------
--------------
Telecommunications--1.4%
  300,000   Compania de Inversiones,
               Convertible, 7.00% (Argentina)
21,000,000
  475,000   Nortel Inversora S. A.,
               Convertible, 10.00% (Argentina)
30,132,812
  398,000   Philippine Long Distance Telephone
               Co. Convertible (GDR)
               (The Philippines)
18,258,250

---------------

69,391,062

---------------
            Total preferred stocks
               (cost $64,270,654)
76,797,500

---------------
Principal
Amount
(000)
BONDS--1.4%
----------------------------------------------
--------------
Electrical Power--0.3%
$  10,000   Niagara Mohawk Power Corp.,
               9.50%, 3/1/21
10,664,800
    5,000   Texas Utilities Co.,
               9.75%, 5/1/21
5,616,100

---------------

16,280,900
----------------------------------------------
--------------
Natural Gas--0.1%
            Oryx Energy Co.,
    2,000   9.50%, 11/1/99
2,096,540
    1,000   7.50%, 5/15/14
1,007,500

---------------

3,104,040

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL UTILITY FUND, INC.
Portfolio of Investments as of December 31,
1997
----------------------------------------------
--------------

Principal
Amount
(000)        Description
Value (Note 1)
----------------------------------------------
--------------
U.S. Government Obligations--1.0%
            United States Treasury Bond,
$  43,000   6.375%, 8/15/27
               (cost $42,631,422)
$    45,351,670

---------------
            Total bonds
               (cost $60,840,441)
64,736,610

---------------
            Total long-term investments
               (cost $2,831,375,888)
4,537,504,533

---------------
SHORT-TERM INVESTMENT--4.3%
----------------------------------------------
--------------
Repurchase Agreement
  202,675   Joint Repurchase Agreement
               Account,
               6.63%, 1/2/98
               (cost $202,675,000; Note 5)
202,675,000

---------------
----------------------------------------------
--------------
Total Investments--99.4%
            (cost $3,034,050,888; Note 4)
4,740,179,533
            Other assets in excess of
               liabilities--0.6%
30,687,261

---------------
            Net Assets--100%
$ 4,770,866,794

---------------

---------------

---------------
(a) Non-income producing securities.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------

Assets
December 31, 1997
Investments, at value (cost
$3,034,050,888)...............................
 ..............................       $
4,740,179,533
Foreign currency, at value (cost
$7,004,269)...................................
 .........................
6,944,978
Cash..........................................
 ..............................................
 ............               776,902
Receivable for investments
sold..........................................
 ...............................
14,718,524
Dividends and interest
receivable....................................
 ...................................
12,736,511
Receivable for Fund shares
sold..........................................
 ...............................
4,437,485
Prepaid
expenses......................................
 ..............................................
 ....                98,423

-----------------
   Total
assets........................................
 ..............................................
 ...         4,779,892,356

-----------------
Liabilities
Payable for Fund shares
reacquired....................................
 ..................................
3,739,079
Distribution fee
payable.......................................
 .........................................
2,292,111
Management fee
payable.......................................
 ...........................................
1,554,461
Accrued
expenses......................................
 ..............................................
 ....               955,213
Foreign withholding taxes
payable.......................................
 ................................
484,698

-----------------
   Total
liabilities...................................
 ..............................................
 ...             9,025,562

-----------------
Net
Assets........................................
 ..............................................
 ........       $ 4,770,866,794

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...........................................
 ......................................       $
3,869,715
   Paid-in capital in excess of
par...........................................
 ..........................
2,991,500,986

-----------------

2,995,370,701
   Undistributed net investment
income........................................
 ..........................
9,335,543
   Accumulated net realized gain on
investments...................................
 ......................            60,175,598
   Net unrealized appreciation on investments
and foreign
currencies....................................
1,705,984,952

-----------------
Net assets, December 31,
1997..........................................
 .................................       $
4,770,866,794

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($2,583,300,630 / 209,469,446 shares of
common stock issued and
outstanding)......................
$12.33
   Maximum sales charge (5% of offering
price)........................................
 ..................                  .65

-----------------
   Maximum offering price to
public........................................
 .............................
$12.98

-----------------

-----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($2,132,172,708 / 173,010,831 shares of
common stock issued and
outstanding)......................
$12.32

-----------------

-----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($13,489,733 / 1,094,600 shares of
common stock issued and
outstanding)...........................
$12.32

-----------------

-----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($41,903,723 / 3,396,606 shares of
common stock issued and
outstanding)...........................
$12.34

-----------------

-----------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL UTILITY FUND, INC.
Statement of Operations
----------------------------------------------
--------------

Year Ended
Net Investment Income
December 31, 1997
Income
   Dividends (net of foreign withholding
      taxes of $4,598,306)...............    $
147,106,502
   Interest..............................
15,238,562
                                            --
---------------
      Total income.......................
162,345,064
                                            --
---------------
Expenses
   Distribution fee--Class A.............
5,503,617
   Distribution fee--Class B.............
20,593,729
   Distribution fee--Class C.............
94,238
   Management fee........................
17,370,271
   Transfer agent's fees and expenses....
5,600,000
   Custodian's fees and expenses.........
579,000
   Reports to shareholders...............
490,000
   Registration fees.....................
110,000
   Insurance.............................
99,000
   Legal fees and expenses...............
45,000
   Directors' fees and expenses..........
45,000
   Audit fee.............................
32,000
   Miscellaneous.........................
28,338
                                            --
---------------
      Total expenses.....................
50,590,193
                                            --
---------------
Net investment income....................
111,754,871
                                            --
---------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions...............
413,513,785
   Foreign currency transactions.........
(764,114)
                                            --
---------------

412,749,671
                                            --
---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments...........................
540,067,336
   Foreign currencies....................
(224,426)
                                            --
---------------

539,842,910
                                            --
---------------
Net gain on investments and foreign
   currencies............................
952,592,581
                                            --
---------------
Net Increase in Net Assets
Resulting from Operations................    $
1,064,347,452
                                            --
---------------
                                            --
---------------

PRUDENTIAL UTILITY FUND, INC.
Statement of Changes in Net Assets
----------------------------------------------
--------------

Increase (Decrease)                   Year
Ended December 31,
in Net Assets                        1997
1996
Operations
   Net investment income......  $  111,754,871
$   107,830,613
   Net realized gain on
      investments and foreign
      currencies..............     412,749,671
320,235,886
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies..............     539,842,910
357,572,748
                                --------------
-----------------
   Net increase in net assets
      resulting from
      operations..............   1,064,347,452
785,639,247
                                --------------
-----------------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A.................
(60,645,408)        (56,517,524)
      Class B.................
(40,354,565)        (49,728,071)
      Class C.................
(200,787)           (110,317)
      Class Z.................
(1,038,271)         (1,061,722)
                                --------------
-----------------

(102,239,031)       (107,417,634)
                                --------------
-----------------
   Distributions from net
      realized capital gains
      Class A.................
(211,158,424)       (136,028,661)
      Class B.................
(182,907,714)       (151,218,004)
      Class C.................
(998,463)           (377,943)
      Class Z.................
(3,229,427)         (2,368,426)
                                --------------
-----------------

(398,294,028)       (289,993,034)
                                --------------
-----------------
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares
      sold....................     413,071,389
334,072,755
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........     459,144,179
363,055,255
   Cost of shares
      reacquired..............
(865,755,515)       (952,090,398)
                                --------------
-----------------
   Net increase (decrease) in
      net assets from Fund
      share transactions......       6,460,053
(254,962,388)
                                --------------
-----------------
Total increase................     570,274,446
133,266,191
Net Assets
Beginning of year.............   4,200,592,348
4,067,326,157
                                --------------
-----------------
End of year...................  $4,770,866,794
$ 4,200,592,348
                                --------------
-----------------
                                --------------
-----------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     8

Notes to Financial Statements
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------
Prudential Utility Fund, Inc. (the 'Fund') is
registered under the Investment
Company Act of 1940 as a diversified, open-end
management investment company.
Its investment objective is to seek total
return, through a combination of
income and capital appreciation. The Fund
seeks to achieve this objective by
investing primarily in equity and debt
securities of utility companies. Utility
companies include electric, gas, gas pipeline,
telephone, telecommunications,
water, cable, airport, seaport and toll road
companies. The ability of issuers
of certain debt securities held by the Fund to
meet their obligations may be
affected by economic developments in a
specific industry or region.
----------------------------------------------
--------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Investments traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.
Short-term securities which mature in more than 60 days are valued based on current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

All securities are valued as of 4:15 P.M., New
York time.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year.

Net realized gains or losses on foreign
currency transactions represent net
foreign exchange gains or losses from sales and maturities of short-term securities, disposition of foreign currency, gains or losses realized between the trade and settlement dates of security transactions, and the difference between amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent amounts actually received or paid.
Net currency gains and losses from valuing foreign currency denominated assets, except portfolio securities, and liabilities
(other than investments) at year
end exchange rates are reflected as a
component of unrealized appreciation or
depreciation on investments and foreign
currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments and foreign currencies are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from
net investment income are declared
and paid quarterly. The Fund will distribute
at least annually any net capital
gains in excess of capital loss carryforwards.
Dividends and distributions are
recorded on the ex-dividend date.
----------------------------------------------
----------------------------------
                                       9

Notes to Financial Statements
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------
Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Reclassification of Capital Accounts: The Fund
accounts for and reports
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease undistributed
net investment income by $738,273
and increase accumulated net realized gain on
investments by $738,273 for
realized foreign currency losses during the
year ended December 31, 1997. Net
investment income, net realized gains and net
assets were not affected by this
change.
----------------------------------------------
--------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential
Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the cost of
compensation of officers of the Fund,
occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .60% of the Fund's average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500
million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. PSI also incurs the expenses of distributing the
Fund's Class Z shares under the distribution agreement, none of which is reimbursed or paid by the Fund.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended December
31, 1997.

PSI has advised the Fund that it has received approximately $745,100 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 1997. From these fees, PSI paid such sales charges to Pruco
Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.
PSI advised the Fund that for the year ended
December 31, 1997, it received
approximately $2,226,900 and $2,800 in
contingent deferred sales charges imposed upon redemptions by certain Class B and Class
C shareholders, respectively.

PSI, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund did not borrow any amounts pursuant to
the Agreement during the year ended
December 31, 1997. The Funds pay a commitment
fee at an annual rate of .055 of
1% on the unused portion of the credit
facility. The commitment fee is accrued
and paid quarterly on a pro-rata basis by the
Funds. The Agreement expired on
December 30, 1997 and has been extended
through December 29, 1998 under the same
terms.
----------------------------------------------
--------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the year ended December 31, 1997,
the Fund incurred fees of approximately
$4,378,000
----------------------------------------------
----------------------------------
                                       10

Notes to Financial Statements
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------
for the services of PMFS. As of December 31, 1997, approximately $357,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

For the year ended December 31, 1997, PSI
earned approximately $78,400 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
----------------------------------------------
--------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1997, were $638,350,290 and $1,119,864,954, respectively.

The federal income tax basis of the Fund's investments at December 31, 1997 was $3,039,463,185 and, accordingly, net unrealized appreciation for federal income tax purposes was $1,700,716,348 (gross unrealized appreciation--$1,726,387,997;
gross unrealized depreciation--$25,671,649).

The Fund elected to treat approximately
$302,200 of net currency losses incurred
during the two month period ended December 31,
1997 as having incurred in the
following fiscal year.
----------------------------------------------
--------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated
registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1997, the
Fund had a 17.21% undivided interest in the joint account. The undivided interest for the Fund represents $202,675,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Credit Suisse First Boston Corp., 6.75%, in the principal amount of
$342,000,000, repurchase price $342,128,250,
due 1/2/98. The value of the
collateral including accrued interest was
$353,486,750.

Deutsche Morgan Grenfell, 6.80%, in the
principal amount of $200,000,000,
repurchase price $200,075,555, due 1/2/98. The value of the collateral including accrued interest was $204,000,314.

SBC Warburg Dillon Read, Inc., 6.55%, in the principal amount of $142,000,000, repurchase price $142,051,672, due 1/2/98. The value of the collateral including accrued interest was $144,862,841.

Morgan Stanley, Dean Witter, Discover & Co.,
5.95%, in the principal amount of
$151,553,000, repurchase price $151,603,097,
due 1/2/98. The value of the
collateral including accrued interest was
$154,584,932.

Salomon Smith Barney Inc., 6.75%, in the
principal amount of $342,000,000,
repurchase price $342,128,250, due 1/2/98. The
value of the collateral including
accrued interest was $350,295,372.
----------------------------------------------
--------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.01 par value per share common stock authorized which consists of 500 million shares of Class
A common stock, 700 million shares
of Class B common stock, 400 million shares of Class C common stock and 400 million shares of Class Z common stock.
Transactions in shares of common stock were as follows:

Class A                              Shares
Amount
--------------------------------  ------------
---------------
Year ended December 31, 1997:
Shares sold.....................    18,710,671
$   214,780,201
Shares issued in reinvestment of
  dividends and distributions...    21,742,349
248,368,140
Shares reacquired...............
(41,618,692)      (478,448,444)
                                  ------------
---------------
Net decrease in shares
  outstanding before
  conversion....................
(1,165,672)       (15,300,103)
Shares issued upon conversion
  from Class B..................    24,639,335
284,415,438
                                  ------------
---------------
Net increase in shares
  outstanding...................    23,473,663
$   269,115,335
                                  ------------
---------------
                                  ------------
---------------
Year ended December 31, 1996:
Shares sold.....................    15,308,482
$   159,264,202
Shares issued in reinvestment of
  dividends and distributions...    16,527,013
175,127,592
Shares reacquired...............
(41,901,121)      (433,594,928)
                                  ------------
---------------
Net decrease in shares
  outstanding before
  conversion....................
(10,065,626)       (99,203,134)
Shares issued upon conversion
  from Class B..................    26,433,307
269,740,107
Shares reacquired upon
  conversion into Class Z.......
(3,501,686)       (35,052,440)
                                  ------------
---------------
Net increase in shares
  outstanding...................    12,865,995
$   135,484,533
                                  ------------
---------------
                                  ------------
---------------

----------------------------------------------
----------------------------------
                                       11

Notes to Financial Statements
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------

Class B                              Shares
Amount
--------------------------------  ------------
---------------
Year ended December 31, 1997:
Shares sold.....................    14,991,815
$   170,422,061
Shares issued in reinvestment of
  dividends and distributions...    18,013,110
205,416,554
Shares reacquired...............
(31,804,005)      (362,886,857)
                                  ------------
---------------
Net increase in shares
  outstanding before
  conversion....................     1,200,920
12,951,758
Shares reacquired upon
  conversion into Class A.......
(24,674,366)      (284,415,438)
                                  ------------
---------------
Net decrease in shares
  outstanding...................
(23,473,446)   $  (271,463,680)
                                  ------------
---------------
                                  ------------
---------------
Year ended December 31, 1996:
Shares sold.....................    15,690,293
$   161,351,912
Shares issued in reinvestment of
  dividends and distributions...    17,344,216
184,033,919
Shares reacquired...............
(48,711,671)      (500,182,084)
                                  ------------
---------------
Net decrease in shares
  outstanding before
  conversion....................
(15,677,162)      (154,796,253)
Shares reacquired upon
  conversion into Class A.......
(26,471,144)      (269,740,107)
                                  ------------
---------------
Net decrease in shares
  outstanding...................
(42,148,306)   $  (424,536,360)
                                  ------------
---------------
                                  ------------
---------------
Class C
--------------------------------
Year ended December 31, 1997:
Shares sold.....................     1,039,426
$    12,054,619
Shares issued in reinvestment of
  dividends and distributions...        95,416
1,091,801
Shares reacquired...............
(591,977)        (6,968,862)
                                  ------------
---------------
Net increase in shares
  outstanding...................       542,865
$     6,177,558
                                  ------------
---------------
                                  ------------
---------------
Year ended December 31, 1996:
Shares sold.....................       282,613
$     2,928,285
Shares issued in reinvestment of
  dividends and distributions...        43,560
463,633
Shares reacquired...............
(124,537)        (1,271,152)
                                  ------------
---------------
Net increase in shares
  outstanding...................       201,636
$     2,120,766
                                  ------------
---------------
                                  ------------
---------------
Class Z                              Shares
Amount
--------------------------------  ------------
---------------
Year ended December 31, 1997:
Shares sold.....................     1,379,164
$    15,814,508
Shares issued in reinvestment of
  dividends and distributions...       374,266
4,267,684
Shares reacquired...............
(1,523,099)       (17,451,352)
                                  ------------
---------------
Net increase in shares
  outstanding...................       230,331
$     2,630,840
                                  ------------
---------------
                                  ------------
---------------
March 1, 1996(a) through
  December 31, 1996:
Shares sold.....................     1,002,069
$    10,528,356
Shares issued in reinvestment of
  dividends and distributions...       324,254
3,430,111
Shares reacquired...............
(1,661,734)       (17,042,234)
                                  ------------
---------------
Net decrease in shares
  outstanding
  before conversion.............
(335,411)        (3,083,767)
Shares issued upon conversion
  from Class A..................     3,501,686
35,052,440
                                  ------------
---------------
Net increase in shares
  outstanding...................     3,166,275
$    31,968,673
                                  ------------
---------------
                                  ------------
---------------

---------------
(a) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------
                                       12

Financial Highlights
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------

Class A

----------------------------------------------
--------

Year Ended December 31,

----------------------------------------------
--------

1997(b)      1996(b)       1995       1994
1993

--------     --------     ------     ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year....................................
$10.88       $ 9.87      $ 8.27     $ 9.72
$ 8.97

--------     --------     ------     ------
------
Income from investment operations
Net investment
income........................................
 .........        .34          .32         .30
 .31        .33
Net realized and unrealized gains (losses) on
investment and foreign
   currency
transactions..................................
 ............       2.53         1.80
1.79      (1.06)      1.12

--------     --------     ------     ------
------
   Total from investment
operations...................................
2.87         2.12        2.09       (.75)
1.45

--------     --------     ------     ------
------
Less distributions
Dividends from net investment
income..................................
(.32)         (.32)       (.30)      (.32)
(.29)
Distributions from net realized
gains.................................
(1.10)         (.79)       (.19)      (.36)
(.41)
Distributions in excess of net realized
gains.........................         --
--          --       (.02)        --

--------     --------     ------     ------
------
   Total
distributions.................................
 ...............     (1.42)        (1.11)
(.49)      (.70)      (.70)

--------     --------     ------     ------
------
Net asset value, end of
year..........................................
$12.33       $10.88      $ 9.87     $ 8.27
$ 9.72

--------     --------     ------     ------
------

--------     --------     ------     ------
------
TOTAL
RETURN(a).....................................
 ..................      27.77%       22.09%
25.74%     (7.89)%    16.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000,000).....................................
$2,583       $2,023      $1,709       $254
$337
Average net assets
(000,000).....................................
 .....     $2,201       $1,786      $1,440
$294       $287
Ratios to average net assets:
   Expenses, including distribution
fees..............................        .82%
 .86%        .88%      .88%        .80%
   Expenses, excluding distribution
fees..............................        .57%
 .61%        .63%      .63%        .60%
   Net investment
income........................................
 ......       2.95%        3.10%       3.12%
3.37%       3.16%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................................
 ..         15%          17%         14%
15%         24%
   Average commission rate paid per
share.............................     $.0301
$.0332      $.0302        N/A        N/A

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Calculated based upon weighted average
shares outstanding during the year.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     13

Financial Highlights
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------

Class B

----------------------------------------------
--------

Year Ended December 31,

----------------------------------------------
--------

1997(b)      1996(b)       1995       1994
1993

--------     --------     ------     ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year....................................
$10.88       $ 9.87      $ 8.26     $ 9.69
$ 8.96

--------     --------     ------     ------
------
Income from investment operations
Net investment
income........................................
 .........        .25          .24         .22
 .24        .24
Net realized and unrealized gains (losses) on
investment and foreign
   currency
transactions..................................
 ............       2.53         1.80
1.80      (1.05)      1.12

--------     --------     ------     ------
------
   Total from investment
operations...................................
2.78         2.04        2.02       (.81)
1.36

--------     --------     ------     ------
------
Less distributions
Dividends from net investment
income..................................
(.24)         (.24)       (.22)      (.24)
(.22)
Distributions from net realized
gains.................................
(1.10)         (.79)       (.19)      (.36)
(.41)
Distributions in excess of net realized
gains.........................         --
--          --       (.02)        --

--------     --------     ------     ------
------
   Total
distributions.................................
 ...............     (1.34)        (1.03)
(.41)      (.62)      (.63)

--------     --------     ------     ------
------
Net asset value, end of
year..........................................
$12.32       $10.88      $ 9.87     $ 8.26
$ 9.69

--------     --------     ------     ------
------

--------     --------     ------     ------
------
TOTAL
RETURN(a).....................................
 ..................      26.80%       21.16%
24.80%     (8.51)%    15.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000,000).....................................
$2,132       $2,137      $2,355     $3,526
$4,756
Average net assets
(000,000).....................................
 .....     $2,059       $2,184      $2,450
$4,152     $4,308
Ratios to average net assets:
   Expenses, including distribution
fees..............................       1.57%
1.61%       1.63%      1.63%      1.60%
   Expenses, excluding distribution
fees..............................        .57%
 .61%        .63%       .63%       .60%
   Net investment
income........................................
 ......       2.20%        2.35%       2.37%
2.62%      2.36%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Calculated based upon weighted average
shares outstanding during the year.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     14

Financial Highlights
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------

Class C

----------------------------------------------
---

August 1,

1994(d)

Year Ended December 31,            Through

--------------------------------     December
31,

1997(b)      1996(b)       1995          1994

--------     --------     ------     ---------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..................................    $
10.88       $ 9.87      $ 8.26      $     9.30

--------     --------     ------     ---------
---
Income from investment operations
Net investment
income........................................
 .........        .25          .24         .22
 .11
Net realized and unrealized gains (losses) on
investment and foreign
   currency
transactions..................................
 ............       2.53         1.80
1.80            (.69)

--------     --------     ------     ---------
---
   Total from investment
operations...................................
2.78         2.04        2.02            (.58)

--------     --------     ------     ---------
---
Less distributions
Dividends from net investment
income..................................
(.24)         (.24)       (.22)
(.13)
Distributions from net realized
gains.................................
(1.10)         (.79)       (.19)
(.31)
Distributions in excess of net realized
gains.........................         --
--          --            (.02)

--------     --------     ------     ---------
---
   Total
distributions.................................
 ...............     (1.34)        (1.03)
(.41)           (.46)

--------     --------     ------     ---------
---
Net asset value, end of
period........................................
$ 12.32       $10.88      $ 9.87      $
8.26

--------     --------     ------     ---------
---

--------     --------     ------     ---------
---
TOTAL
RETURN(a).....................................
 ..................      26.80 %      21.16%
24.80%          (6.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................
$13,490       $6,001      $3,455
$787
Average net assets
(000).........................................
 .....     $9,424       $4,517      $2,181
$433
Ratios to average net assets:
   Expenses, including distribution
fees..............................       1.57
%      1.61%       1.63%            1.70%(c)
   Expenses, excluding distribution
fees..............................        .57
%       .61%        .63%             .70%(c)
   Net investment
income........................................
 ......       2.20 %      2.35%       2.37%
2.65%(c)


Class Z

-----------------------------

March 1,

1996(e)

Year Ended        Through

December 31,     December 31,

1997(b)          1996(b)

------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..................................
$10.88         $    10.05

-----        ------------
Income from investment operations
Net investment
income........................................
 .........        .36                .29
Net realized and unrealized gains (losses) on
investment and foreign
   currency
transactions..................................
 ............       2.54               1.67

-----        ------------
   Total from investment
operations...................................
2.90               1.96

-----        ------------
Less distributions
Dividends from net investment
income..................................
(.34)               (.34)
Distributions from net realized
gains.................................
(1.10)               (.79)
Distributions in excess of net realized
gains.........................         --
--

-----        ------------
   Total
distributions.................................
 ...............     (1.44)              (1.13)

-----        ------------
Net asset value, end of
period........................................
$12.34         $    10.88

-----        ------------

-----        ------------
TOTAL
RETURN(a).....................................
 ..................      28.15%
20.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................................
$41,904            $34,446
Average net assets
(000).........................................
 .....    $35,994            $34,291
Ratios to average net assets:
   Expenses, including distribution
fees..............................        .57%
 .61%(c)
   Expenses, excluding distribution
fees..............................        .57%
 .61%(c)
   Net investment
income........................................
 ......       3.20%              3.35%(c)

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total return for periods of
less than one full year are not
    annualized.
(b) Calculated based upon weighted average
shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     15

Report of Independent Accountants
PRUDENTIAL UTILITY FUND FUND, INC.
----------------------------------------------
----------------------------------
To the Shareholders and Board of Directors of Prudential Utility Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Utility Fund, Inc. (the
'Fund') at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmation from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998


Tax Information
PRUDENTIAL UTILITY FUND, INC.
----------------------------------------------
----------------------------------
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (December 31, 1997) as to the federal tax status of dividends paid by the Fund during its fiscal year ended December 31, 1997.

During 1997, the Fund paid dividends of $1.418 per Class A share, $1.338 per Class B share and $1.338 per Class C share and $1.443 per Class Z share. Of these amounts, $0.967 per Class A, B, C and Z shares represent distributions from long-term capital gains of which $0.367 is taxable at 28% rate gain and $0.600 is taxable at 20% rate gain. The remaining $0.451 per Class A share, $0.371 per Class B share, $0.371 per Class C share and $0.476 per Class Z share represent dividends from ordinary income (net investment income and short-term capital gains). Further, we wish to advise you that 60% of the ordinary income dividends paid in 1997 qualified for the corporate dividends received deduction available to corporate taxpayers.

For the purpose of preparing your annual
federal income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute 1099-DIV.
----------------------------------------------
----------------------------------
                                       16
!!!!!!!!!!!!!!!!!

Comparing A $10,000 Investment.
-----------------------------------------
Prudential Utility Fund, Inc. vs. the
S&P 500 Index:

---Prudential Utility Fund, Inc.

//S&P 500 Index


Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class or 10 years, whichever is shorter.

These graphs are furnished to you in
accordance with SEC regulations.
They compare a $10,000 investment in the Prudential Utility Fund, Inc.
(Class A, Class B, Class C and Class Z) with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for Class B shares, and subsequent account values at the end of this reporting period (December
31, 1997), as measured on
a quarterly basis, beginning in 1990 for Class
A shares, in 1987
for Class B shares, in 1994 for Class C shares and in 1996 for
Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) the maximum
applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1997;
(c) all recurring
fees (including management fees) were
deducted; and (d) all dividends
and distributions were reinvested. Class Z shares do not have a sales charge or a distribution fee. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York
Stock Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the S&P 500 may differ substantially from the securities in the Fund. The S&P 500 is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Class A         (GRAPH)

Average Annual Total
  Returns - Class A
----------------------
   With Sales Load
   12.94% Since Inception
   14.82% for 5 Years
   21.38% for 1 Year

   Without Sales Load
   13.67% Since Inception
   16.01% for 5 Years
   27.77% for 1 Year



Class B     (GRAPH)

Average Annual Total
Returns - Class B
----------------------
   With Sales Load
   17.04% Since Inception
   15.25% for 10 Years
   15.02% for 5 Years
   21.80% for 1 Year

   Without Sales Load
   17.04% Since Inception
   15.25% for 10 Years
   15.14% for 5 Years
   26.80% for 1 Year


Class C    (GRAPH)

Average Annual Total
Returns - Class C
----------------------
   With Sales Load
   18.72% Since Inception
   25.80% for 1 Year

   Without Sales Load
   18.72% Since Inception
   26.80% for 1 Year


Class Z        (GRAPH)

Average Annual Total
Returns - Class Z
----------------------
   Without Sales Load
   26.50% Since Inception
   28.15% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's
portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743911208   MF105E
743911109   Cat. #4444523
743911307
743911406